Right of use assets and related lease liabilities - Payments lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Interest expense recognized in consolidated statements of operations		$ 23,749
Principal repayments recognized in consolidated cash flow statements	$ 0	516,127	$ 79,502
Net decrease in accrued interest expense		467
Total payments on lease liabilities under IFRS 16 - Leases		$ 540,343